Supplemental Information - Supplemental Information of Cash Flow (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities:
Net income	$ 677	$ 756	$ 545
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization expense, net of assets under operating lease and assets sold under buy-back commitments	690	677	709
Depreciation and amortization expense of assets under operating lease and assets sold under buy-back commitments	413	362	314
Loss (gain) from disposal of assets	25	22	(46)
Undistributed income of unconsolidated subsidiaries	(44)	11	(31)
Other non cash items	196	398	537
Changes in operating assets and liabilities:
Provisions	107	79	249
Deferred income taxes	(59)	(10)	157
Trade and financing receivables related to sales, net	(658)	(1,145)	(701)
Inventories, net	(1,205)	(103)	(1,290)
Trade payables	963	(168)	1,258
Other assets and liabilities	266	(157)	370
Net cash provided (used) by operating activities	1,522	842	2,165
Investing activities:
Additions to retail receivables	(7,511)	(7,048)	(6,797)
Collections of retail receivables	6,043	6,175	6,325
Proceeds from sale of assets, net of assets sold under operating leases and assets sold under buy-back commitments	7	97	15
Proceeds from sale of assets under operating leases and assets sold under buy-back commitments	466	412	539
Expenditures for property, plant and equipment and intangible assets, net of assets under operating lease and sold under buy-back commitments	(1,227)	(1,048)	(820)
Expenditures for assets under operating lease and assets sold under buy-back commitments	(1,439)	(1,186)	(1,154)
Other	(127)	1	(443)
Net cash (used) provided by investing activities	(3,788)	(2,597)	(2,335)
Financing activities:
Proceeds from long-term debt	12,464	11,364	16,708
Payments of long-term debt	(9,988)	(9,505)	(7,312)
Net increase (decrease) in other financial liabilities	514	(657)	(6,568)
Dividends paid	(368)	(616)	(11)
Other	(6)	13	(2)
Net cash (used) provided by financing activities	2,616	599	2,815
Effect of foreign exchange rate changes on cash and cash equivalents	18		(300)
Increase (decrease) in cash and cash equivalents	368	(1,156)	2,345
Cash and cash equivalents, beginning of year	5,199	6,355	4,010
Cash and cash equivalents, end of year	5,567	5,199	6,355
Industrial Activities [Member]
Operating activities:
Net income	828	876	639
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization expense, net of assets under operating lease and assets sold under buy-back commitments	686	673	706
Depreciation and amortization expense of assets under operating lease and assets sold under buy-back commitments	286	229	195
Loss (gain) from disposal of assets	25	25	(34)
Undistributed income of unconsolidated subsidiaries	(108)	(151)	31
Other non cash items	72	180	118
Changes in operating assets and liabilities:
Provisions	104	72	248
Deferred income taxes	(62)	(22)	129
Trade and financing receivables related to sales, net	306	85	452
Inventories, net	(1,225)	(103)	(1,322)
Trade payables	903	(255)	1,322
Other assets and liabilities	395	(29)	249
Net cash provided (used) by operating activities	2,210	1,580	2,733
Investing activities:
Proceeds from sale of assets, net of assets sold under operating leases and assets sold under buy-back commitments	7	99	15
Proceeds from sale of assets under operating leases and assets sold under buy-back commitments	194	181	304
Expenditures for property, plant and equipment and intangible assets, net of assets under operating lease and sold under buy-back commitments	(1,220)	(1,042)	(818)
Expenditures for assets under operating lease and assets sold under buy-back commitments	(805)	(709)	(761)
Other	525	(2,334)	(340)
Net cash (used) provided by investing activities	(1,299)	(3,805)	(1,600)
Financing activities:
Proceeds from long-term debt	1,339	1,879	7,220
Payments of long-term debt	(2,049)	(660)	(464)
Net increase (decrease) in other financial liabilities	265	10	(5,452)
Dividends paid	(368)	(616)	(11)
Other	(6)	13	(2)
Net cash (used) provided by financing activities	(819)	626	1,291
Effect of foreign exchange rate changes on cash and cash equivalents	28	7	(281)
Increase (decrease) in cash and cash equivalents	120	(1,592)	2,143
Cash and cash equivalents, beginning of year	3,890	5,482	3,339
Cash and cash equivalents, end of year	4,010	3,890	5,482
Financial services [Member]
Operating activities:
Net income	342	235	16
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization expense, net of assets under operating lease and assets sold under buy-back commitments	4	4	3
Depreciation and amortization expense of assets under operating lease and assets sold under buy-back commitments	127	133	119
Loss (gain) from disposal of assets		(3)	(12)
Undistributed income of unconsolidated subsidiaries	(8)	(6)	3
Other non cash items	124	218	420
Changes in operating assets and liabilities:
Provisions	3	7	1
Deferred income taxes	3	12	28
Trade and financing receivables related to sales, net	(943)	(1,149)	(1,170)
Inventories, net	20		32
Trade payables	39	6	(44)
Other assets and liabilities	(129)	(128)	118
Net cash provided (used) by operating activities	(418)	(671)	(486)
Investing activities:
Additions to retail receivables	(7,511)	(7,048)	(6,797)
Collections of retail receivables	6,043	6,175	6,325
Proceeds from sale of assets, net of assets sold under operating leases and assets sold under buy-back commitments		32
Proceeds from sale of assets under operating leases and assets sold under buy-back commitments	272	231	235
Expenditures for property, plant and equipment and intangible assets, net of assets under operating lease and sold under buy-back commitments	(7)	(6)	(2)
Expenditures for assets under operating lease and assets sold under buy-back commitments	(634)	(477)	(393)
Other	(663)	2,076	(322)
Net cash (used) provided by investing activities	(2,500)	983	(954)
Financing activities:
Proceeds from long-term debt	11,125	9,485	9,488
Payments of long-term debt	(7,939)	(8,845)	(6,848)
Net increase (decrease) in other financial liabilities	249	(667)	(1,116)
Dividends paid	(270)	(67)	(82)
Other	11	225	219
Net cash (used) provided by financing activities	3,176	131	1,661
Effect of foreign exchange rate changes on cash and cash equivalents	(10)	(7)	(19)
Increase (decrease) in cash and cash equivalents	248	436	202
Cash and cash equivalents, beginning of year	1,309	873	671
Cash and cash equivalents, end of year	$ 1,557	$ 1,309	$ 873